EARNINGS PER SHARE (EPS) (Details)	12 Months Ended
Dec. 31, 2025 shares
Dilution shares	561,899
Restricted Stock Units [Member]
Issuance Date Potential	December, 2025
Dilution shares	405,000
Convertible Notes [Member]
Issuance Date Potential	December, 2025
Dilution shares	156,899